Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following tables summarize the provisions related to the restructuring for years ended December 31, 2014 and 2013:

	Employee termination benefits	Idle-use expense and other charges	Total
Balance at December 31, 2012	$320	$247	$567
Restructuring expense recognized	1,336	-	1,336
Revisions to prior accruals	(12)	(117)	(129)
Payments made	(926)	(30)	(956)
Non-cash items	-	(86)	(86)
Balance at December 31, 2013	718	14	732
Payments made	(718)	-	(718)
Non-cash items	-	(14)	(14)
Balance at December 31, 2014	$-	$-	$-